MASSSMUTUAL PREMIER FUNDS

Supplement dated September 11, 2013 to the

Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective immediately, the following information replaces the information under the heading Portfolio Managers relating to the Strategic Emerging Markets Fund in the section titled Management found on page 93:

Portfolio Manager:

Staffan Lindfeldt is the Head of Baring’s Global Emerging Market Equities Team. He has managed the Fund since September 2013.

Effective immediately, the following information replaces the information for William Palmer of Baring International Investment Limited (“Baring”) found on page 113 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Staffan Lindfeldt

is the portfolio manager of the Strategic Emerging Markets Fund. Mr. Lindfeldt is Head of Baring Asset Management’s Global Emerging Markets Equity Team. He joined Baring Asset Management in June 2013. Previously, Mr. Lindfeldt worked at Handelsbanken Asset Management in Stockholm where he spent thirteen years in a variety of roles within Emerging Markets, most recently as Chief Portfolio Manager of the Global Emerging Markets Team.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

B3000M-13-08

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Strategic Emerging Markets Fund

Supplement dated September 11, 2013 to the

Summary Prospectus dated February 1, 2013

This supplement provides new and additional information beyond that contained in the Summary Prospectus and any previous supplements. It should be retained and read in conjunction with the Summary Prospectus and any previous supplements.

Effective immediately, the following information replaces the information under the heading Portfolio Managers in the section titled Management:

Portfolio Manager:

Staffan Lindfeldt is the Head of Baring’s Global Emerging Market Equities Team. He has managed the Fund since September 2013.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

13-02